FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2018 and 2017:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2018	Interest rate caps of US$ LIBOR debt	$8,180	2.3% - 6.0%	Jan. 2019 - Sep. 2023	$2
	Interest rate swaps of US$ LIBOR debt	1,731	1.6% - 2.8%	Feb. 2020 - May 2024	(2)
	Interest rate caps of £ LIBOR debt	486	2.0%	Apr. 2020 - Jan. 2021	—
	Interest rate swaps of £ LIBOR debt	67	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	115	1.0% - 1.3%	Apr. 2020 - Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	176	3.0%	Oct. 2020 - Oct. 2022	—
	Interest rate swaps of C$ LIBOR debt	56	4.6%	Sep. 2023	—
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2019	(114)
Dec. 31, 2017	Interest rate caps of US$ LIBOR debt	$1,958	2.3% - 3.5%	May 2018 - Oct. 2020	$1
	Interest rate swaps of US$ LIBOR debt	1,692	0.7% - 2.2%	Jun. 2018 - Mar. 2022	19
	Interest rate caps of £ LIBOR debt	452	1.3%	Dec. 2019	—
	Interest rate swaps of £ LIBOR debt	71	1.5%	Apr. 2020	1
	Interest rate swaps of C$ LIBOR debt	50	3.7% - 4.3%	Nov. 2021	1
	Interest rate swaps on forecasted fixed rate debt	100	4.0%	Jun. 2029	(13)
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2018 and 2017:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2018	Net investment hedges		€649	€0.78/$ - €0.88/$	Jan. 2019 - May 2020	13
	Net investment hedges		£3,175	£0.70/$ - £0.79/$	Feb. 2019 - Mar. 2020	104
	Net investment hedges	A$	1,038	A$1.28/$ - A$1.42/$	Jan. 2019 - Mar. 2020	20
	Net investment hedges	C¥	2,672	C¥6.35/$ - C¥6.91/$	Jan. 2019 - Nov. 2019	6
	Net investment hedges	C$	118	C$1.29/$ - C$1.34/$	Oct. 2019 - Nov 2019	4
	Net investment hedges	R$	158	R$3.90/$ - R$4.24/$	Jan. 2019 - Jun. 2019	(9)
	Net investment hedges	₩	618,589	₩1,087.00/$ - ₩1,130.90/$	Jan. 2019 - Nov. 2019	1
	Net investment hedges	Rs	31,422	Rs67.44/$ - Rs70.39/$	Feb. 2019 - May 2019	3
	Net investment hedges		£77	£0.88/€ - £0.92/€	Jan. 2019 - Feb. 2020	(1)
	Cross currency swaps of C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	(31)
Dec. 31, 2017	Net investment hedges		€191	€0.83/$ - €0.92/$	Jan. 2018 - Dec. 2018	$(7)
	Net investment hedges		£2,923	£0.73/$ - £0.81/$	Jan. 2018 - Jan. 2019	(237)
	Net investment hedges	A$	768	A$1.26/$ - A$1.38/$	Jan. 2018 - Feb. 2019	(21)
	Net investment hedges	C¥	1,165	C¥6.71/$ - C¥7.09/$	Jan. 2018 - Dec. 2018	(7)
	Net investment hedges	C$	127	C$1.25/$ - C$1.26/$	Oct. 2018 - Dec. 2018	—
	Cash flow hedges	C$	150	C$1.27/$	Apr. 2018	1
	Net investment hedges	₩	616,289	₩1,084.95/$ - ₩1,127.75/$	Aug. 2018 - Jan. 2019	(26)
	Cash flow hedges	Rs	771	Rs65.24/$	Mar. 2018	—

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2018	Fair value hedge on fixed rate US$ debt	$636	4.0% - 8.0%	Dec. 2019 - Apr. 2024	$(3)

Disclosure of other derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2018 and 2017:

(US$ millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2018	Interest rate caps	$9,750	3.0% - 7.0%	Mar. 2019 - Jan. 2022	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	2.3% - 6.1%	Jun. 2019 - Nov. 2030	(67)
	Interest rate swaps of US$ debt	835	2.4% - 5.8%	Jul. 2019 - Oct. 2039	(14)
	Interest rate swaps on fixed rate debt	180	4.5% - 7.3%	Feb. 2019 - Jul. 2023	2
Dec. 31, 2017	Interest rate caps	$5,351	2.5% - 5.8%	Jan. 2018 - Oct. 2020	$1
	Interest rate swaps on forecasted fixed rate debt	1,660	1.9% - 6.0%	Jun. 2028 - Dec. 2029	(194)
	Interest rate swaps of US$ LIBOR debt	1,050	1.4% - 1.6%	Sep. 2018 - Nov. 2020	10
	Interest rate swaptions	560	1.0%	Jun. 2018 - Nov. 2018	—

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2018		Dec. 31, 2017
		Under IFRS 9		Under IAS 39
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$268	$268	$517	$517
Loans and notes receivable	Amortized cost	1,055	1,055	185	185
Other non-current assets
Securities - FVTPL	FVTPL	239	239	174	174
Derivative assets	FVTPL	13	13	48	48
Securities - FVTOCI	FVTOCI	260	260	150	150
Restricted cash	Amortized cost	161	161	153	153
Current assets
Derivative assets	FVTPL	234	234	37	37
Accounts receivable(1)	Amortized cost	808	808	536	536
Restricted cash	Amortized cost	631	631	237	237
Cash and cash equivalents	Amortized cost	3,288	3,288	1,491	1,491
Total financial assets		$6,957	$6,957	$3,528	$3,528
Financial liabilities
Debt obligations(2)	Amortized cost	$63,964	$64,561	$37,991	$38,726
Capital securities	Amortized cost	2,572	2,578	3,352	3,358
Capital securities - fund subsidiaries	FVTPL	813	813	813	813
Other non-current liabilities
Loan payable	FVTPL	24	24	23	23
Accounts payable	Amortized cost	1,770	1,770	517	517
Derivative liabilities	FVTPL	159	159	160	160
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	$3,255	$3,255	$2,614	$2,614
Derivative liabilities	FVTPL	$181	$181	$399	$399
Total financial liabilities		$72,738	$73,341	$45,869	$46,610

(1)
Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $14 million and $105 million as of December 31, 2018 and December 31, 2017, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $153 million and $1,107 million as of December 31, 2018 and December 31, 2017, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $10 million and $209 million as of December 31, 2018 and December 31, 2017, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2018		Dec. 31, 2017
		Under IFRS 9		Under IAS 39
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Participating loan interests	FVTPL	$268	$268	$517	$517
Loans and notes receivable	Amortized cost	1,055	1,055	185	185
Other non-current assets
Securities - FVTPL	FVTPL	239	239	174	174
Derivative assets	FVTPL	13	13	48	48
Securities - FVTOCI	FVTOCI	260	260	150	150
Restricted cash	Amortized cost	161	161	153	153
Current assets
Derivative assets	FVTPL	234	234	37	37
Accounts receivable(1)	Amortized cost	808	808	536	536
Restricted cash	Amortized cost	631	631	237	237
Cash and cash equivalents	Amortized cost	3,288	3,288	1,491	1,491
Total financial assets		$6,957	$6,957	$3,528	$3,528
Financial liabilities
Debt obligations(2)	Amortized cost	$63,964	$64,561	$37,991	$38,726
Capital securities	Amortized cost	2,572	2,578	3,352	3,358
Capital securities - fund subsidiaries	FVTPL	813	813	813	813
Other non-current liabilities
Loan payable	FVTPL	24	24	23	23
Accounts payable	Amortized cost	1,770	1,770	517	517
Derivative liabilities	FVTPL	159	159	160	160
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	$3,255	$3,255	$2,614	$2,614
Derivative liabilities	FVTPL	$181	$181	$399	$399
Total financial liabilities		$72,738	$73,341	$45,869	$46,610

(1)
Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $14 million and $105 million as of December 31, 2018 and December 31, 2017, respectively.

(2)
Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $153 million and $1,107 million as of December 31, 2018 and December 31, 2017, respectively.

(3)
Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $10 million and $209 million as of December 31, 2018 and December 31, 2017, respectively.

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i) above.

	Dec. 31, 2018				Dec. 31, 2017
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,415	$822	$—	$—	$14,259	$568
Canada	—	—	4,127	118	—	—	4,493	104
Australia	—	—	2,342	49	—	—	2,472	8
Europe	—	—	137	1,194	—	—	120	920
Brazil	—	—	329	—	—	—	327	—
Core Retail (1)	—	—	17,224	383	—	—	—	—
LP Investments
LP Investments Office(2)	—	—	7,861	577	—	—	6,044	231
LP Investments Retail	—	—	3,408	6	—	—	3,406	6
Logistics	—	—	183	—	—	—	1,409	533
Multifamily	—	—	4,151	—	—	—	3,925	—
Triple Net Lease	—	—	5,067	—	—	—	4,804	—
Self-storage	—	—	847	84	—	—	1,796	58
Student Housing	—	—	2,031	386	—	—	1,204	149
Manufactured Housing	—	—	2,369	—	—	—	2,206	—
Mixed-Use (2)	—	—	11,523	563	—	—	2,315	—
Total	$—	$—	$76,014	$4,182	$—	$—	$48,780	$2,577

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership. Subsequent to this transaction, the partnership is consolidating the financial results of GGP. Please see Note 4, Acquisition of GGP Inc., for further information.

(2)
During the third quarter of 2018, the commercial properties for IFC are reported under the mixed-use sector. The valuation metrics for LP Investments- Office have been updated for both periods presented.

The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2018, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2018
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$837
Canada	329
Australia	181
Brazil	10
Core Retail	612
LP Investments
LP Investments Office	398
LP Investments Retail	143
Logistics	8
Mixed-use	140
Multifamily	207
Triple Net Lease	176
Self-storage	30
Student Housing	82
Manufactured Housing	104
Total	$3,257
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	—	—	268	268	$—	$—	$209	$209
Securities designated as FVTPL	—	—	239	239	—	—	174	174
Securities designated as FVTOCI	—	—	260	260	—	—	150	150
Derivative assets	—	247	—	247	—	85	—	85
Total financial assets	—	247	767	1,014	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	—	—	813	813	$—	$—	$813	$813
Derivative liabilities	—	340	—	340	—	559	—	559
Loan payable	—	—	24	24	—	—	23	23
Total financial liabilities	—	340	837	1,177	$—	$559	$836	$1,395
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2018 and 2017:

	Dec. 31, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	835	836	$1,605	$821
Additions	201	—	144	49
Dispositions/ Warrant exercise(1)	(7)	(2)	(986)	(4)
Fair value gains, net and OCI	(14)	4	(216)	(30)
Other	(248)	—	(14)	—
Balance, end of year	767	838	$533	$836

(1)	In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. See Note 8, Equity Accounted Investments, for more information.

Disclosure of fair value measurement of liabilities
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2018 and 2017:

	Dec. 31, 2018		Dec. 31, 2017
	Under IFRS 9		Under IAS 39
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	835	836	$1,605	$821
Additions	201	—	144	49
Dispositions/ Warrant exercise(1)	(7)	(2)	(986)	(4)
Fair value gains, net and OCI	(14)	4	(216)	(30)
Other	(248)	—	(14)	—
Balance, end of year	767	838	$533	$836

(1)	In the fourth quarter of 2017, the partnership exercised all of its outstanding warrants of GGP. See Note 8, Equity Accounted Investments, for more information.

The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2018				Dec. 31, 2017
	Under IFRS 9				Under IAS 39
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Participating loan interests	—	—	268	268	$—	$—	$209	$209
Securities designated as FVTPL	—	—	239	239	—	—	174	174
Securities designated as FVTOCI	—	—	260	260	—	—	150	150
Derivative assets	—	247	—	247	—	85	—	85
Total financial assets	—	247	767	1,014	$—	$85	$533	$618

Financial liabilities
Capital securities - fund subsidiaries	—	—	813	813	$—	$—	$813	$813
Derivative liabilities	—	340	—	340	—	559	—	559
Loan payable	—	—	24	24	—	—	23	23
Total financial liabilities	—	340	837	1,177	$—	$559	$836	$1,395

Disclosure of valuation techniques and inputs for fair value assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2018			Dec. 31, 2017
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.9%	5.6%	12	7.0%	5.8%	13
Canada	Discounted cash flow	6.0%	5.4%	10	6.1%	5.5%	10
Australia	Discounted cash flow	7.0%	6.2%	10	7.0%	6.1%	10
Brazil	Discounted cash flow	9.6%	7.7%	6	9.7%	7.6%	7
Core Retail(1)	Discounted cash flow	7.1%	6.0%	12	—%	—%	—
LP Investments Office(2)	Discounted cash flow	10.2%	7.0%	6	10.2%	7.5%	7
LP Investments Retail	Discounted cash flow	8.9%	7.8%	9	9.0%	8.0%	10
Logistics	Discounted cash flow	9.3%	8.3%	10	6.8%	6.2%	10
Mixed-use(2)	Discounted cash flow	7.8%	5.4%	10	8.4%	5.3%	10
Multifamily(3)	Direct capitalization	4.8%	n/a	n/a	4.8%	n/a	n/a
Triple Net Lease(3)	Direct capitalization	6.3%	n/a	n/a	6.4%	n/a	n/a
Self-storage(3)	Direct capitalization	5.7%	n/a	n/a	5.8%	n/a	n/a
Student Housing(3)	Direct capitalization	5.6%	n/a	n/a	5.8%	n/a	n/a
Manufactured Housing(3)	Direct capitalization	5.4%	n/a	n/a	5.8%	n/a	n/a

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not held by the partnership. Subsequent to this transaction, the partnership is consolidating the financial results of GGP. Please see Note 4, Acquisition of GGP Inc., for further information.

(2)
In the third quarter of 2018, the valuation metrics for International Finance Center Seoul (“IFC”) are reported under the mixed-use sector. The valuation metrics for LP Investments-Office have been updated for both periods presented.

(3)
The valuation method used to value multifamily, triple net lease, self-storage, student housing, and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of valuation techniques and inputs for fair value liabilities
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Participating loan interests	Discounted cash flow model	(a) Discount rate (b) Terminal capitalization rate	(a) Decreases (increases) in the discount rate would increase (decrease) fair value (b) Increases (decreases) in the terminal capitalization rate would (decrease) increase fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of interest rate and foreign currency risk
The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Variable rate property debt	$382	$195
Fixed rate property debt due within one year	5	7
Total	$387	$202

Disclosure of sensitivity analysis for types of market risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2018
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	58	$(4)	$—
Australian Dollar	A$	2,977	(210)	—
British Pound		£3,965	(506)	—
Euro		€505	(58)	—
Brazilian Real	R$	2,823	(73)	—
Indian Rupee	Rs	25,022	(36)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,593	(23)	—
South Korean Won	₩	245,507	(22)	—
United Arab Emirates Dirham	AED	451	(12)	—
Total			$(943)	$—

(1)	As of December 31, 2018, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(2)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2017
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	4	$—	$—
Australian Dollar	A$	2,679	(209)	—
British Pound		£3,719	(503)	—
Euro		€213	(26)	—
Brazilian Real	R$	2,591	(78)	—
Indian Rupee	Rs	15,904	(25)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,207	(19)	—
South Korean Won	₩	232,345	$(22)	$—
United Arab Emirates Dirham	AED	$451	$(12)	$—
Total			$(893)	$—

(1)	As of December 31, 2017, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(1)	Net of Canadian Dollar denominated loans.

	Dec. 31, 2016
(Millions)	Equity attributable to Unitholders(1)		OCI	Net income
Canadian Dollar(2)	C$	(329)	$25	$—
Australian Dollar	A$	2,344	(169)	—
British Pound		£3,749	(463)	—
Euro		€326	(34)	—
Brazilian Real	R$	1,941	(60)	—
Indian Rupee	Rs	10,436	(15)	—
Hong Kong Dollar	HK$	(77)	1	—
Chinese Yuan	C¥	1,001	(16)	—
South Korean Won	₩	147,052	(12)	—
Total			$(743)	$—

(1)	As of December 31, 2016, Unitholders are defined as holders of the GP Units, LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, and Exchange LP Units.

(1)	Net of Canadian Dollar denominated loans.